19. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting Tables
Segment reporting

Year ended December 31, 2014

(in thousands)

	Commercial Vehicles	Office Leasing	Total

Segment Revenues	$808,511	$4,937	$813,448
Cost of Sales	$723,316	$2,532	$725,848
Gross Profit	$85,195	$2,405	$87,600
Selling and marketing	$10,383	$335	$10,718
General and administrative	$44,366	$2,232	$46,598
Litigation expense	$4,350	$—	$4,350
Interest expense	$22,627	$128	$22,755
Other (income), net	$(12,314)	$(47)	$(12,361)

Income (loss) from operations	$15,783	$(243)	$15,540

Interest income	$(164)	$(4)	$(168)

Depreciation and amortization	$1,919	$2,007	$3,926

Segment Income (loss) before taxes	$15,947	$(239)	$15,708

Year ended December 31, 2013

(in thousands)

	Commercial Vehicles	Office Leasing	Total

Segment Revenues	$657,627	$501	$658,128
Cost of Sales	$583,273	$1,360	$584,633
Gross Profit	$74,354	$(859)	$73,495
Selling and marketing	$10,056	$206	$10,262
General and administrative	$48,763	$1,164	$49,927
Interest expense	$9,597	$—	$9,597
Other (income), net	$(13,435)	$—	$(13,435)

Income (loss) from operations	$19,373	$(2,229)	$17,144

Interest income	$(404)	$(2)	$(406)

Depreciation and amortization	$2,046	$1,243	$3,289

Segment Income (loss) before taxes	$19,775	$(2,225)	$17,550